Trade and Other Payables (Details) - Schedule of Trade and Other Payables - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Current liabilities
Trade payables	$ 387,034	$ 291,270
Accruals	465,639	577,224
Payroll tax payable	32,886	14,578
Wages Payable	233,604	211,869
PAYG Withholding Payable	314,599	49,517
Superannuation Payable	121,530	16,791
Insurance Funding	2,894
GST payable		23,155
Trade and other payables	$ 1,558,186	$ 1,184,404